Combined capital and additional paid in capital - Additional Information (Detail) - $ / shares	Jan. 13, 2022	Nov. 19, 2020	Jul. 31, 2019
Disclosure of changes in combined capital and additional paid in capital
Par value per share	$ 0.001
After Share Subdivision
Disclosure of changes in combined capital and additional paid in capital
Par value per share	$ 0.0001
Number of shares called by each existing issued and unissued share	10
Ordinary shares [member]
Disclosure of changes in combined capital and additional paid in capital
Shares issued during period			100
Ordinary shares [member] | After Share Subdivision
Disclosure of changes in combined capital and additional paid in capital
Shares issued during period			1,000
Ordinary shares [member] | Newlink Technology Limited [Member]
Disclosure of changes in combined capital and additional paid in capital
Shares issued during period		400
Ordinary shares [member] | Newlink Technology Limited [Member] | After Share Subdivision
Disclosure of changes in combined capital and additional paid in capital
Shares issued during period		4,000